Financial instruments	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments

8.Financial instruments
The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2024 and 2023. The Group’s cash resources and other financial assets are shown below.

	30 June 2024			31 December 2023			30 June 2023
	Current	Non-current	Total	Current	Non-current	Total	Current	Non-current	Total
Cash and cash equivalents
Cash at bank and in hand	3,601	–	3,601	2,862	–	2,862	2,790	–	2,790
Short-term deposits(a)	981	–	981	1,181	–	1,181	1,804	–	1,804
Other cash equivalents(b)	388	–	388	116	–	116	400	–	400
	4,970	–	4,970	4,159	–	4,159	4,994	–	4,994
Other financial assets
Financial assets at amortised cost(c)	835	560	1,395	961	454	1,415	727	352	1,079
Financial assets at fair value through other comprehensive income(d)	61	525	586	151	458	609	–	438	438
Financial assets at fair value through profit or loss:
Derivatives	79	39	118	37	75	112	36	31	67
Other(e)	470	382	852	582	399	981	613	399	1,012
	1,445	1,506	2,951	1,731	1,386	3,117	1,376	1,220	2,596
Total financial assets(f)	6,415	1,506	7,921	5,890	1,386	7,276	6,370	1,220	7,590
(a) Short-term deposits typically have maturity of up to 3 months.
(b) Other cash equivalents include investments in overnight funds and marketable securities.
(c) Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €212 million (31 December 2023: €227 million; 30 June 2023: €228 million).
(d) Included within non-current financial assets at fair value through other comprehensive income are equity investments.
(e) Other financial assets at fair value through profit or loss include money market funds, marketable securities, other capital market instruments and investments in companies and financial institutions in North America, North Asia, South Asia and Europe.
(f) Financial assets exclude trade and other current receivables.

Notes to the condensed consolidated financial statements
(unaudited)

8.Financial instruments (continued)
The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following tables summarise the fair values and carrying amounts of financial instruments and the fair value calculations by category.

€ million	Fair value			Carrying amount
	As at 30 June 2024	As at 31 December 2023	As at 30 June 2023	As at 30 June 2024	As at 31 December 2023	As at 30 June 2023
Financial assets
Cash and cash equivalents	4,970	4,159	4,994	4,970	4,159	4,994
Financial assets at amortised cost	1,395	1,415	1,079	1,395	1,415	1,079
Financial assets at fair value through other comprehensive income	586	609	438	586	609	438
Financial assets at fair value through profit and loss:
Derivatives	118	112	67	118	112	67
Other	852	981	1,012	852	981	1,012
	7,921	7,276	7,590	7,921	7,276	7,590
Financial liabilities
Bank loans and overdrafts	(460)	(506)	(606)	(460)	(506)	(606)
Bonds and other loans	(27,836)	(26,112)	(26,265)	(28,729)	(26,692)	(27,599)
Lease liabilities	(1,358)	(1,395)	(1,428)	(1,358)	(1,395)	(1,428)
Derivatives	(537)	(494)	(618)	(537)	(494)	(618)
Other financial liabilities	(570)	(535)	(457)	(570)	(535)	(457)
	(30,761)	(29,042)	(29,374)	(31,654)	(29,622)	(30,708)

€ million	As at 30 June 2024			As at 31 December 2023			As at 30 June 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets at fair value
Financial assets at fair value through other comprehensive income	70	4	512	163	4	442	14	3	421
Financial assets at fair value through profit or loss:
Derivatives(a)	–	192	–	–	149	–	–	142	–
Other	470	–	382	582	–	399	613	–	399
Liabilities at fair value
Derivatives(b)	–	(586)	–	–	(559)	–	–	(718)	–
Contingent consideration	–	–	(8)	–	–	(157)	–	–	(123)
(a) Includes €74 million (31 December 2023: €37 million; 30 June 2023: €75 million) derivatives, reported within trade receivables, that hedge trading activities.
(b) Includes €(49) million (31 December 2023: €(65) million; 30 June 2023: €(100) million) derivatives, reported within trade creditors, that hedge trading activities.
There were no significant changes in classification of fair value of financial assets and financial liabilities since
31 December 2023. There were also no significant movements between the fair value hierarchy classifications since 31 December 2023.
The fair value of trade receivables and payables is considered to be equal to the carrying amount of these items due to their short-term nature. The fair value of financial assets and financial liabilities (excluding listed bonds) is considered to be same as the carrying amount for 2024 and 2023.
Calculation of fair values
The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values are consistent with those used in the year ended 31 December 2023.